UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: July 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report     July 31, 2013

WESTERN ASSET

MUNICIPAL HIGH INCOME SMASh

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income exempt from regular federal income tax*.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Municipal High Income SMASh Fund for the period since the Fund’s commencement of operations on November 29, 2012 through July 31, 2013.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board, President and Chief Executive Officer of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 30, 2013

II	Western Asset Municipal High Income SMASh Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize current income exempt from regular federal income tax. We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities we believe will benefit from changes in market conditions. Under normal market conditions, the Fund will invest at least 80% of its assets in municipal securities that pay interest that is exempt from regular federal income tax. Under normal market conditions, the Fund will invest primarily in municipal securities rated at the time of purchase in the lowest investment grade category (that is, securities rated in the Baa/BBB categories) or in a below investment grade category (that is, securities rated below the Baa/BBB categories) or, if unrated, determined to be of comparable quality. However, the Fund is permitted to invest in securities rated in any investment category.

The Fund focuses on intermediate- and long-term municipal securities. The Fund will normally invest in securities that have remaining maturities ranging from one to more than thirty years at the time of purchase. In purchasing debt obligations for the Fund, we may take full advantage of the full range of maturities and durationsi, and may adjust the average maturity or duration of the investments held by the Fund from time to time, depending on our assessment of the relative yields of securities of different maturities and durations and our expectations of future changes in interest rates.

Instead of investing directly in particular securities, the Fund may gain exposure to a security or issuer by investing through the use of instruments such as derivatives. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening the duration) and for other purposes.

At Western Asset Management Company (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The spread sectors (non-Treasuries) experienced several periods of heightened risk aversion and generated mixed results versus equal-duration Treasuries over the twelve months ended July 31, 2013. Risk aversion was prevalent at times given shifting economic data, contagion fears from the European sovereign debt crisis and signs of shifting monetary policy by the Federal Reserve Board (“Fed”).ii

Both short- and long-term Treasury yields moved higher during the twelve months ended July 31, 2013. Two-year Treasury yields rose from 0.23% at the beginning of the period to 0.31% at the end of the period. Their peak of 0.43% occurred on June 25, 2013 and they were as low as 0.20% on April 29, 2013. Ten-year Treasury yields were 1.51% at the beginning of the period, equaling their low over the fiscal year. Ten-year Treasuries peaked at 2.73% on July 5,

Western Asset Municipal High Income SMASh Fund 2013 Annual Report	1

Fund overview (cont’d)

2013 and were 2.60% at the end of the period.

After a solid start, the municipal bond market sold off sharply during the latter part of the reporting period and generated a negative return during the twelve months ended July 31, 2013. Demand was generally solid and the municipal bond market posted positive returns during seven of the first nine months covered by this report. Supporting the municipal bond market were increasing tax revenues, relatively low new issuance and extremely low defaults. In addition, while certain challenges remain, a number of states took actions to reduce spending and get their financial houses in order. The municipal bond market then fell sharply over the last three months of the reporting period. This was triggered by rising Treasury yields, weak investor demand and fears of contagion after the City of Detroit filed for Chapter 9 bankruptcy protection on July 18, 2013. All told, the Barclays Municipal Bond Indexiii fell -4.71% for the period since the Fund’s commencement of operations on November 29, 2012 through July 31, 2013. Over the same period, the overall taxable bond market, as measured by the Barclays U.S. Aggregate Indexiv, fell -2.41%.

Q. How did we respond to these changing market conditions?

A. There were no significant changes to the Fund during the reporting period. The Fund employed the use of short U.S. Treasury futures during the reporting period to manage duration. This strategy contributed to performance.

Performance review

For the period since the Fund’s commencement of operations on November 29, 2012 through July 31, 2013, the Western Asset Municipal High Income SMASh Fund, excluding sales charges, returned -4.79%. The Fund’s unmanaged benchmark, the Barclays Municipal Bond Index, returned -4.71% for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned -4.05% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The Fund invests all of its investable assets in an underlying mutual fund, Municipal High Income Portfolio, which has the same investment objective and strategies as the Fund.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the eight-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 193 funds in the Fund’s Lipper category, and excluding sales charges.

2	Western Asset Municipal High Income SMASh Fund 2013 Annual Report

Performance Snapshot as of July 31, 2013 (unaudited)
(excluding sales charges)	6 months	Since commencement of operations*
Western Asset Municipal High Income SMASh Fund	-4.47%	-4.79%
Barclays Municipal Bond Index	-3.94%	-4.71%
Lipper Intermediate Municipal Debt Funds Category Average[1]	-3.24%	-4.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Investors should understand that the Fund is managed within the context of a separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The Fund’s 30-Day SEC Yield for the period ended July 31, 2013 was 4.00%. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield would have been -57.95%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

* The Fund commenced operations on November 29, 2012.

Total Annual Operating Expenses (unaudited)

As of the current prospectus dated November 28, 2012, the gross total annual operating expense ratio for the Fund was 1.04%.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 197 funds for the six-month period and among the 193 funds for the eight-month period in the Fund’s Lipper category, and excluding sales charges.

Western Asset Municipal High Income SMASh Fund 2013 Annual Report	3

Fund overview (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2014, without the Board of Trustees’ consent. However, all Fund shareholders are participating in separately managed account programs and pay fees to program sponsors for the costs and expenses of the program, including fees for investment advice and portfolio execution, some of which are used to compensate the Fund’s manager or subadviser for managing the Fund and to reimburse the Fund for all operating expenses.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its overweight to revenue bonds such as those in the Industrial Development Revenue sector. Issue selection, overall, was also a positive for performance. In particular, issue selection of municipal securities with maturities over 22 years was beneficial.

Elsewhere, as discussed, the Fund’s Treasury futures position contributed to performance during the reporting period. An overweight to issuers within the state of Texas was also additive for performance.

Q. What were the leading detractors from performance?

A. The largest detractor from relative performance during the reporting period was the Fund’s yield curvev positioning. The Fund maintained an overweight to the 22+ year portion of the municipal yield curve throughout the period. While this positioning was positive for results during the first half of the period, it was more than offset during the second half of the period as longer-term rates moved sharply higher.

Also detracting from the Fund’s results was its overweight to lower rated investment grade municipal bonds. More specifically, an overweight to BBB and lower rated securities was a negative as they underperformed their higher-rated counterparts during the period. An underweight to pre-refundedvi bonds was also not rewarded given their outperformance versus the benchmark.

Thank you for your investment in Western Asset Municipal High Income SMASh Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

August 16, 2013

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. A significant portion of portfolio holdings may be invested in lower quality securities, which present greater risk of loss of principal and interest than higher-rated securities. Municipal securities purchased by

4	Western Asset Municipal High Income SMASh Fund 2013 Annual Report

the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

iv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

vi

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Western Asset Municipal High Income SMASh Fund 2013 Annual Report	5

Portfolio at a glance† (unaudited)

Municipal High Income Portfolio

The Fund invests all of its investable assets in Municipal High Income Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of July 31, 2013. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

6	Western Asset Municipal High Income SMASh Fund 2013 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3,4]	Expenses Paid During the Period[3,5]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3,4]	Expenses Paid During the Period[3,5]
-4.47%	$1,000.00	$955.30	0.00%	$0.00	5.00%	$1,000.00	$1,024.79	0.00%	$0.00

[1]	For the six months ended July 31, 2013.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]	Includes the Fund’s share of Municipal High Income Portfolio’s allocated expenses.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Municipal High Income SMASh Fund 2013 Annual Report	7

Fund performance (unaudited)

Average annual total returns[1]†
Twelve Months Ended 7/31/13	N/A
Inception* through 7/31/13	-4.79%

Cumulative total returns[1]†
Inception date of 11/29/12 through 7/31/13	-4.79%

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement arrangement between the Fund and the manager.

†	Not annualized.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date of the Fund is November 29, 2012.

8	Western Asset Municipal High Income SMASh Fund 2013 Annual Report

Historical performance

Value of $10,000 invested in

Western Asset Municipal High Income SMASh Fund vs. Barclays Municipal Bond Index† — November 29, 2012 - July 31, 2013

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager due to an expense reimbursement arrangement between the Fund and the manager. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

†	Hypothetical illustration of $10,000 invested in Western Asset Municipal High Income SMASh Fund at inception on November 29, 2012, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through July 31, 2013. The hypothetical illustration also assumes a $10,000 investment in the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Western Asset Municipal High Income SMASh Fund 2013 Annual Report	9

Spread duration (unaudited)

Economic exposure — July 31, 2013

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Muni High Income	— Municipal High Income Portfolio
Benchmark	— Barclays Municipal Bond Index

10	Western Asset Municipal High Income SMASh Fund 2013 Annual Report

Effective duration (unaudited)

Interest rate exposure — July 31, 2013

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Muni High Income	— Municipal High Income Portfolio
Benchmark	— Barclays Municipal Bond Index

Western Asset Municipal High Income SMASh Fund 2013 Annual Report	11

Statement of assets and liabilities

July 31, 2013

Assets:
Investment in Municipal High Income Portfolio, at value	$105,912
Receivable from investment manager	17,267
Prepaid expenses	20,602
Total Assets	143,781

Liabilities:
Accrued expenses	3,144
Total Liabilities	3,144
Total Net Assets	$140,637

Net Assets:
Paid-in capital in excess of par value	150,000
Undistributed net investment income	272
Accumulated net realized loss on investments	(2,257)
Net unrealized depreciation on investments	(7,378)
Total Net Assets	$140,637
Shares Outstanding	9,759
Net Asset Value	$14.41

See Notes to Financial Statements.

12	Western Asset Municipal High Income SMASh Fund 2013 Annual Report

Statement of operations1

For the Period Ended July 31, 2013

Investment Income:
Income from Municipal High Income Portfolio	$2,529
Allocated expenses from Municipal High Income Portfolio	(14)
Total Investment Income	2,515

Expenses:
Offering costs	48,480
Organization expenses	26,476
Audit and tax	22,599
Shareholder reports	19,123
Registration fees	6,729
Fund accounting fees	3,150
Transfer agent fees	252
Legal fees	15
Trustees’ fees	1
Miscellaneous expenses	1,470
Total Expenses	128,295
Less: Fee waivers and/or expense reimbursements (Note 2)	(128,309)
Net Expenses	(14)
Net Investment Income	2,529

Realized and Unrealized Loss on Investments and Futures Contracts from Municipal High Income Portfolio (Note 1):
Net Realized Loss From Municipal High Income Portfolio	(2,257)
Change in Net Unrealized Appreciation (Depreciation)	(7,378)
Net Loss on Investments and Futures Contracts from Municipal High Income Portfolio	(9,635)
Decrease in Net Assets from Operations	$(7,106)

[1]	For the period November 29, 2012 (commencement of operations) through July 31, 2013.

See Notes to Financial Statements.

Western Asset Municipal High Income SMASh Fund 2013 Annual Report	13

Statement of changes in net assets

For the Period Ended July 31, 2013[1]	July 31

Operations:
Net investment income	$2,529
Net realized loss	(2,257)
Change in net unrealized appreciation (depreciation)	(7,378)
Decrease in Net Assets From Operations	(7,106)

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(2,259)
Decrease in Net Assets From Distributions to Shareholders	(2,259)

Fund Share Transactions (Note 3):
Net proceeds from sale of shares	151,435
Cost of shares repurchased	(1,433)
Increase in Net Assets From Fund Share Transactions	150,002
Increase in Net Assets	140,637

Net Assets:
Beginning of period	—
End of period*	$140,637
* Includes undistributed net investment income of:	$272

[1]	For the period November 29, 2012 (commencement of operations) through July 31, 2013.

See Notes to Financial Statements.

14	Western Asset Municipal High Income SMASh Fund 2013 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
2013[1,2]

Net asset value, beginning of period	$15.37

Income (loss) from operations:
Net investment income	0.26
Net realized and unrealized loss	(0.99)
Total loss from operations	(0.73)

Less distributions from:
Net investment income	(0.23)
Total distributions	(0.23)

Net asset value, end of period	$14.41
Total return[3]	(4.79)%

Net assets, end of period (000s)	$141

Ratios to average net assets:
Gross expenses[4,5,6]	130.29%
Net expenses[4,6,7,8,9]	0.00
Net investment income[4]	2.57

Portfolio turnover rate[10]	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 29, 2012 (commencement of operations) through July 31, 2013.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[6]	Includes the Fund’s share of the Municipal High Income Portfolio’s allocated expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Represents the Portfolio turnover rate of the Municipal High Income Portfolio.

See Notes to Financial Statements.

Western Asset Municipal High Income SMASh Fund 2013 Annual Report	15

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Municipal High Income SMASh Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Municipal High Income Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objectives as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.01% at July 31, 2013) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly

16	Western Asset Municipal High Income SMASh Fund 2013 Annual Report

attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
(a)	$2	—	$(2)

(a)	Reclassifications are primarily due to book/tax differences in the treatment of various items.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMFPA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The investment manager and subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s investment manager and subadvisers will be compensated directly or indirectly by the separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

Western Asset Municipal High Income SMASh Fund 2013 Annual Report	17

Notes to financial statements (cont’d)

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

During the period ended July 31, 2013, fees waived and/or expenses reimbursed amounted to $128,309.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At July 31, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

Period Ended July 31, 2013[1]
Shares sold	9,853
Shares repurchased	(94)
Net increase	9,759

[1]	For the period November 29, 2012 (commencement of operations) through July 31, 2013.

4. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended July 31, was as follows:

2013
Distributions Paid From:
Tax-exempt income	$2,259

Subsequent to the fiscal year end, the Fund has made the following distribution:

Record Date Payable Date
8/14/2013
8/15/2013	$0.0502

As of July 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income — net	$269
Undistributed ordinary income — net	3
Total undistributed earnings	$272
Deferred Capital Losses*	(2,257)
Unrealized appreciation (depreciation)	(7,378)
Total accumulated earnings (losses) — net	$(9,363)

*	These capital losses have been deferred in the current year and are deemed to arise on first day of the next taxable year.

18	Western Asset Municipal High Income SMASh Fund 2013 Annual Report

5. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

Western Asset Municipal High Income SMASh Fund 2013 Annual Report	19

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Municipal High Income SMASh Fund (the “Fund”), a series of Legg Mason Partners Institutional Trust, as of July 31, 2013, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 29, 2012 (commencement of operations) to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of July 31, 2013 by examination of the underlying Municipal High Income Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Municipal High Income SMASh Fund as of July 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from November 29, 2012 (commencement of operations) to July 31, 2013, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 19, 2013

20	Western Asset Municipal High Income SMASh Fund 2013 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Municipal High SMASh Income Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Kenneth D. Fuller, 100 International Drive, 5th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	World Affairs Council (since 2009); Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Western Asset Municipal High Income SMASh Fund	21

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

22	Western Asset Municipal High Income SMASh Fund

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 and since 2013
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (since 2006); ICI Executive Committee (since 2011); Chairman of the Independent Directors Council (since 2012)

Western Asset Municipal High Income SMASh Fund	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Director Emeritus, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Interested Trustee and Officer:
Kenneth D. Fuller[3]
Year of birth	1958
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 164 funds associated with Legg Mason Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) (formerly a registered investment adviser) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President – Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009).
Number of funds in fund complex overseen by Trustee	153
Other board memberships held by Trustee	None

24	Western Asset Municipal High Income SMASh Fund

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Western Asset Municipal High Income SMASh Fund	25

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to LMAS (since 2002)

Richard F. Sennett Legg Mason 100 International Drive, 5th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

26	Western Asset Municipal High Income SMASh Fund

Additional Officers cont’d
James Crowley Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2010); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Effective June 1, 2013, Mr. Fuller was appointed to the position of President and Chief Executive Officer. Prior to this date, R. Jay Gerken served as Chairman, President and Chief Executive Officer. Mr. Gerken retired effective May 31, 2013. Mr. Fuller is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Western Asset Municipal High Income SMASh Fund	27

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable period ended July 31, 2013 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

28	Western Asset Municipal High Income SMASh Fund

Schedule of investments

July 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.2%
Arizona — 1.4%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	$1,000,000	$967,110
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,105,040
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,391,400
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,193,380
Total Arizona				12,656,930
California — 11.8%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,640,000	1,727,297
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,575,945
California EFA Revenue:
College and University Financing Program	5.000%	2/1/14	1,595,000	1,610,822
College and University Financing Program	5.000%	2/1/15	1,670,000	1,702,866
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	10,000,000	8,998,100
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.250%	10/1/24	4,000,000	4,474,680
California State Prisons LA	5.250%	10/1/25	2,870,000	3,148,792
California State Prisons LA	5.000%	10/1/28	3,500,000	3,635,100
Various Capital Projects	5.125%	10/1/31	2,000,000	2,091,380
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,185,110
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,194,987
Lodi Memorial Hospital, California Mortgage Insurance	5.000%	12/1/37	14,000,000	14,437,640
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,814,842
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,198,460
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,110,000	2,670,650
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	1,879,890
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	29,000,000	35,194,110
Palomar, CA, Pomerado Health Care District, COP	6.750%	11/1/39	5,000,000	5,317,600
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,158,038
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,148,850
Total California				105,165,159
Colorado — 4.4%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	2,585,000	2,437,862

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Annual Report	29

Schedule of investments (cont’d)

July 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	$2,000,000	$2,002,320
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,338,730	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	20,000,000	23,043,000
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,510,840
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,089,990	(a)
Total Colorado				39,422,742
Delaware — 4.7%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	29,000,000	28,240,490
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	940,020
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	12,000,000	12,512,160
Total Delaware				41,692,670
District of Columbia — 0.6%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,027,526
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,133,312
KIPP Charter School	6.000%	7/1/33	1,000,000	1,054,140	(b)
KIPP Charter School	6.000%	7/1/43	1,450,000	1,501,359	(b)
Total District of Columbia				5,716,337
Florida — 1.8%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,000,000	943,830
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	959,040	(c)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,075,450	(c)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,735,000	1,738,487
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	765,000	382,500	(f)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,329,700	(d)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,114,150	(d)
Total Florida				15,543,157
Georgia — 2.7%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,163,646
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,740,970

See Notes to Financial Statements.

30	Municipal High Income Portfolio 2013 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	$1,000,000	$902,810
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	2,488,420
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	2,559,810
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue:
Acts Retirement-Life Communities Inc.	6.375%	11/15/29	700,000	756,721
Acts Retirement-Life Communities Inc.	6.625%	11/15/39	1,085,000	1,189,290
Total Georgia				23,801,667
Hawaii — 1.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	7.500%	11/15/15	2,715,000	2,721,489
Craigside Retirement Residence	8.750%	11/15/29	800,000	899,328
Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,843,120
Total Hawaii				12,463,937
Illinois — 3.1%
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,251,073	(c)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	4,807,750
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	11,271,062
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	2,931,120
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,610,300
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,307,582
Total Illinois				27,178,887
Indiana — 2.4%
Indiana State Finance Authority Revenue:
Educational Facilities, Marian University Project	6.375%	9/15/41	15,000,000	15,327,000
Private Activity Ohio River Bridges East End Crossing Project	5.000%	7/1/48	5,500,000	4,859,030	(c)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,457,246
Total Indiana				21,643,276
Iowa — 0.5%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	2,900,000	2,850,497
Iowa Fertilizer Co. Project	5.250%	12/1/25	1,400,000	1,322,146
Total Iowa				4,172,643

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Annual Report	31

Schedule of investments (cont’d)

July 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — 2.1%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	$15,000,000	$16,017,750
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,510,850
Total Kentucky				18,528,600
Louisiana — 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	417,485
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	622,840
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,576,522
Total Louisiana				2,616,847
Maryland — 5.6%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,016,030
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,736,830
Transportation Facilities Project	5.750%	6/1/35	21,625,000	23,395,439
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,177,800
Maryland State Health & Higher EFA Revenue:
Mercy Medical Center	6.250%	7/1/31	9,000,000	9,893,070
Washington Christian Academy	5.250%	7/1/18	250,000	72,500	(f)
Washington Christian Academy	5.500%	7/1/38	1,170,000	339,300	(f)
Total Maryland				49,630,969
Massachusetts — 3.4%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	1,120,000	981,669	(c)
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,490,760
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	10,198,700
Suffolk University	5.750%	7/1/39	13,740,000	14,244,258
Total Massachusetts				29,915,387
Michigan — 2.6%
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/41	5,000,000	4,570,300
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	10,000,000	11,233,100
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	898,310
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	873,500

See Notes to Financial Statements.

32	Municipal High Income Portfolio 2013 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	$4,000,000	$4,816,040
Saline, MI, Economic Development Corp. Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,078,772
Total Michigan				23,470,022
Minnesota — 0.2%
St. Paul, MN, Port Authority Lease Revenue:
Regions Hospital Parking Ramp Project	5.000%	8/1/21	475,000	478,809
Regions Hospital Parking Ramp Project	5.000%	8/1/36	1,375,000	1,274,075
Total Minnesota				1,752,884
Missouri — 0.5%
Missouri State HEFA Revenue, Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,076,840
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,089,800
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,688,714
Total Missouri				4,855,354
New Jersey — 4.4%
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	401,572
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	7,614,240	(c)
Refunding	6.875%	1/1/37	11,000,000	10,681,880	(c)
Refunding, Gloucester Marine Project	6.625%	1/1/37	3,485,000	3,499,707
School Facilities Construction	1.650%	3/1/28	17,500,000	17,330,250	(e)
Total New Jersey				39,527,649
New Mexico — 0.9%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,630,000	1,556,878
COP, Jail Project Revenue	6.000%	4/1/23	500,000	440,600
COP, Jail Project Revenue	7.500%	12/1/24	5,510,000	5,378,642
COP, Jail Project Revenue	6.000%	4/1/28	500,000	403,345
Total New Mexico				7,779,465
New York — 6.9%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	31,870,000	35,695,994
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,517,050
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	945,000	1,000,301
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	10,000,000	10,659,100

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Annual Report	33

Schedule of investments (cont’d)

July 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	$2,395,000	$1,310,664
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	1,885,000	1,823,624
Special Needs Facilities Pooled Program	8.125%	7/1/19	425,000	426,466
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,800,660
Total New York				61,233,859
Ohio — 1.7%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence — GEAC, LLC	6.125%	5/1/26	500,000	481,730
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,310,000	2,311,825
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,282,650
Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center	5.250%	5/15/26	2,000,000	2,041,760
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,258,500
Total Ohio				15,376,465
Oklahoma — 1.0%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	30,000	30,363	(c)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,074,650
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,442,470
Total Oklahoma				8,547,483
Pennsylvania — 5.3%
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	4,390,000	4,398,780
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	1,769,580	(f)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,140,080
Montgomery County, PA, IDA Revenue:
Acts Retirement-Life Communities	5.000%	11/15/25	3,305,000	3,399,358
Acts Retirement-Life Communities	5.000%	11/15/26	2,875,000	2,934,167
Acts Retirement-Life Communities	5.000%	11/15/27	1,670,000	1,692,378
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,571,074

See Notes to Financial Statements.

34	Municipal High Income Portfolio 2013 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	$5,000,000	$5,238,300
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	998,930	(c)
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	5,000,000	5,386,850
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,712,555
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	656,355
Performing Arts Charter School Project	6.000%	6/15/23	3,500,000	3,438,505	(d)
Philadelphia, PA, Hospitals & Higher EFA Revenue, Temple University Health System	6.250%	7/1/23	7,000,000	7,418,530
Total Pennsylvania				46,755,442
Puerto Rico — 3.9%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	9,000,000	7,372,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	5,000,000	4,577,300
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	9,000,000	8,281,170
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	7,000,000	6,914,670
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	7,450,250
Total Puerto Rico				34,596,190
Rhode Island — 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	990,000	716,701
South Carolina — 0.2%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	2,143,060	(a)
Tennessee — 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	950,040
Texas — 18.6%
Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior Bonds	6.750%	4/1/27	5,025,000	2,407,277	(f)
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	2,780,000	1,946,000
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,743,500
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,000,000	2,795,190
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/41	5,000,000	5,341,100
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/42	2,000,000	1,798,860
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	687,036
Capital Appreciation	0.000%	1/1/38	2,000,000	428,820

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Annual Report	35

Schedule of investments (cont’d)

July 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Capital Appreciation	0.000%	1/1/40	$2,200,000	$424,380
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,184,366
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,192,800
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	3,455,000	3,243,036	(c)
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible Cabs	0.000%	10/1/35	4,000,000	2,305,480	(b)
First Tier Toll Revenue	5.500%	4/1/53	1,000,000	982,500	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	1,941,560	(c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	0.950%	6/1/22	5,635,000	5,587,891	(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,515,503
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	6,645,000	6,537,816	(c)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	6,500,000	6,665,555	(c)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	5,000,000	5,150,450	(c)
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	520,000	382,512
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,508,525
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	935,000	935,898
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,687,500
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,198,360
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	2,011,519
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,051,720
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,068,860
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	2,750,000	(f)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,414,290
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	31,465,000
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	29,460,000	33,562,010
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,189,680

See Notes to Financial Statements.

36	Municipal High Income Portfolio 2013 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	$1,000,000	$1,075,820
Uplift Education	5.875%	12/1/36	1,000,000	1,023,030
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	570,000	527,854
Total Texas				165,731,698
U.S. Virgin Islands — 0.9%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,076,375
Virginia — 3.0%
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	6,000,000	6,197,880	(c)
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,300,000	2,326,565	(c)
Residential Rental Mayfair Project	7.500%	10/1/39	2,305,000	2,331,623	(c)
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	8,000,000	7,457,200	(c)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,580,300
Total Virginia				26,893,568
West Virginia — 0.3%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	3,000,000	3,057,360
Wisconsin — 0.4%
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	6.400%	4/15/33	1,000,000	1,002,080
Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,085,220
Total Wisconsin				3,087,300
Total Investments before Short-Term Investments (Cost — $859,390,344)				864,700,123
Short-Term Investments — 0.3%
New York — 0.3%
New York City, NY, TFA, Future Tax Secured Revenue, SPA-Dexia Credit Local (Cost — $2,200,000)	0.400%	8/1/23	2,200,000	2,200,000	(g)(h)
Total Investments — 97.5% (Cost — $861,590,344#)				866,900,123
Other Assets in Excess of Liabilities — 2.5%				22,313,512
Total Net Assets — 100.0%				$889,213,635

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Security is purchased on a when-issued basis.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Annual Report	37

Schedule of investments (cont’d)

July 31, 2013

Municipal High Income Portfolio

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	The coupon payment on these securities is currently in default as of July 31, 2013.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance — Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

38	Municipal High Income Portfolio 2013 Annual Report

See Notes to Financial Statements.

Municipal High Income Portfolio

Summary of Investments by Industry† (unaudited)
Industrial revenue	25.7%
Health care	20.0
Transportation	17.4
Education	16.1
Special tax obligation	5.5
Leasing	4.4
Power	3.2
Solid waste/resource recovery	1.6
Water & sewer	1.6
Other	1.5
Pre-refunded/Escrowed to maturity	1.3
Local general obligation	0.9
Housing	0.6
Short-term investments	0.2
100.0%

†	As a percentage of total investments. Please note that Portfolio holdings are as of July 31, 2013 and are subject to change.

Ratings table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
AA/Aa	2.2%
A	27.9
BBB/Baa	48.4
BB/Ba	5.6
B/B	3.4
A-1/VMIG 1	0.3
NR	12.2
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Portfolio will treat the security as being rated in the lowest rating category received from a NRSRO.

Municipal High Income Portfolio 2013 Annual Report	39

Statement of assets and liabilities

July 31, 2013

Assets:
Investments, at value (Cost — $861,590,344)	$866,900,123
Cash	18,048
Receivable for securities sold	17,792,423
Interest receivable	10,379,171
Total Assets	895,089,765

Liabilities:
Payable for securities purchased	5,780,574
Payable for offering costs	2,150
Accrued expenses	93,406
Total Liabilities	5,876,130
Total Net Assets	$889,213,635

Represented by:
Paid-in-Capital	$889,213,635

See Notes to Financial Statements.

40	Municipal High Income Portfolio 2013 Annual Report

Statement of operations1

For the Period Ended July 31, 2013

Investment Income:
Interest	$34,747,386

Expenses:
Fund accounting fees	64,788
Audit and tax	47,399
Legal fees	44,795
Offering costs	19,386
Organization expenses	14,000
Trustees’ fees	9,238
Custody fees	4,074
Miscellaneous expenses	6,666
Total Expenses	210,346
Net Investment Income	34,537,040

Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain from:
Investment transactions	15,271,749
Futures contracts	1,101,950
Net Realized Gain	16,373,699
Change in Net Unrealized Appreciation (Depreciation) from Investments	5,309,778
Net Gain on Investments and Futures Contracts	21,683,477
Increase in Net Assets from Operations	$56,220,517

[1]	For the period November 29, 2012 (commencement of operations) to July 31, 2013.

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Annual Report	41

Statement of changes in net assets

For the Period Ended July 31, 2013[1]	July 31

Operations:
Net investment income	$34,537,040
Net realized gain	16,373,699
Change in net unrealized appreciation (depreciation)	5,309,778
Increase in Net Assets From Operations	56,220,517

Capital Transactions:
Proceeds from contributions	1,033,683,543
Value of withdrawals	(200,690,425)
Increase in Net Assets From Capital Transactions	832,993,118
Increase in Net Assets	889,213,635

Net Assets:
Beginning of period	—
End of period	$889,213,635

[1]	For the period November 29, 2012 (commencement of operations) to July 31, 2013.

See Notes to Financial Statements.

42	Municipal High Income Portfolio 2013 Annual Report

Financial highlights

For the year ended July 31, unless otherwise noted:
2013[1]

Net assets, end of period (millions)	$889
Total return[2]	(1.50)%

Ratios to average net assets:
Gross expenses[3]	0.03%
Net expenses[3,4]	0.03
Net investment income[3]	4.94

Portfolio turnover rate	33%

[1]	For the period November 29, 2012 (commencement of operations) to July 31, 2013.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Annual Report	43

Notes to financial statements

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Portfolio commenced operations on November 29, 2012 and on such date, the Western Asset Municipal High Income Fund transferred all of its investable assets to the Portfolio in exchange for interest in the Portfolio. At July 31, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

44	Municipal High Income Portfolio 2013 Annual Report

evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among the market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal High Income Portfolio 2013 Annual Report	45

Notes to financial statements (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$864,700,123	—	$864,700,123
Short-term investments†	—	2,200,000	—	2,200,000
Total investments	—	$866,900,123	—	$866,900,123

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

46	Municipal High Income Portfolio 2013 Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Credit and market risk. The Portfolio invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(i) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2013, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Municipal High Income Portfolio 2013 Annual Report	47

Notes to financial statements (cont’d)

3. Investments

During the period ended July 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$328,719,892
Sales	325,824,015

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,176,999
Gross unrealized depreciation	(28,449,984)
Net unrealized appreciation	$5,727,015

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2013, the Portfolio did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the period ended July 31, 2013. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$1,101,950

During the period ended July 31, 2013, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)†	$30,189,250

†	At July 31, 2013, there were no open positions held in this derivative.

5. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim,

48	Municipal High Income Portfolio 2013 Annual Report

the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

Municipal High Income Portfolio 2013 Annual Report	49

Report of independent registered public

accounting firm

The Board of Trustees and Shareholders

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Municipal High Income Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of July 31, 2013, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 29, 2012 (commencement of operations) to July 31, 2013. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and brokers or by other appropriate alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal High Income Portfolio as of July 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from November 29, 2012 (commencement of operations) to July 31, 2013, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 19, 2013

50	Municipal High Income Portfolio 2013 Annual Report

Additional information (unaudited)

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 21 through 27 of this report.

Municipal High Income Portfolio	51

Western Asset

Municipal High Income SMASh Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller*

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington*

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2013, Dr. Harrington became Chair and Mr. Fuller became a Trustee, President and Chief Executive Officer.

Western Asset Municipal High Income SMASh Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Municipal High Income SMASh Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Municipal High Income SMASh Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX015888 9/13 SR13-2019

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last fiscal year ending July 31, 2013 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, was $0 in 2013.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements was $0 in 2013.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional was $0 in 2013. This service consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that was approved by the audit committee, with respect to: Audit-Related Fees was 100% for 2013; Tax Fees was 100% for 2013; and Other Fees was 100% for 2013.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2013.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Institutional Trust

Date: September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Institutional Trust

Date: September 25, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Partners Institutional Trust

Date: September 25, 2013